OPERATING EXPENSES - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortisation:
Depreciation and amortisation expense	£ 2,396	£ 2,825	£ 2,732
Total operating expenses	9,759	10,800	9,745
Gain loss on sale of leased assets net operating leases	197	249	127	£ 41
Accumulated depreciation, amortisation and impairment | Premises
Depreciation and amortisation:
Depreciation of property, plant and equipment	114	123	127
Accumulated depreciation, amortisation and impairment | Equipment
Depreciation and amortisation:
Depreciation of property, plant and equipment	561	779	680
Accumulated depreciation, amortisation and impairment | Operating lease assets
Depreciation and amortisation:
Depreciation of property, plant and equipment	570	709	1,011
Accumulated depreciation, amortisation and impairment | Right-of-use assets (note 27)
Depreciation and amortisation:
Depreciation of property, plant and equipment	226	228	228
Operating expense
Staff costs:
Salaries	2,511	2,405	2,568
Performance-based compensation (see below)	458	335	117
Social security costs	341	308	287
Pensions and other post-retirement benefit schemes (note 35)	455	538	566
Restructuring costs	50	92	166
Other staff costs	257	207	131
Employee benefits expense	4,072	3,885	3,835
Premises and equipment costs:
Rent and rates	100	118	117
Repairs and maintenance	137	169	174
Other	95	(26)	176
Premises and equipment cost	332	261	467
Other expenses:
Communications and data processing	1,438	1,181	1,013
Advertising and promotion	170	161	187
Professional fees	265	210	189
UK bank levy	148	132	211
Regulatory and legal provisions (note 37)	255	1,300	464
Other	683	845	643
Other expenses, by nature	2,959	3,829	2,707
Depreciation and amortisation:
Depreciation of property, plant and equipment	1,471	1,839	2,046
Amortisation of acquired value of in-force non-participating investment contracts (note 24)	22	24	26
Amortisation of other intangible assets (note 25)	903	962	660
Depreciation and amortisation expense	2,396	2,825	2,732
Goodwill impairment (note 23)	0	0	4
Total operating expenses	£ 9,759	£ 10,800	£ 9,745